THE DIRECTOR SELECT PLUS
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of The Director Select Plus variable annuity. Please read it carefully.

We call this annuity The Director Select Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

The Director Select Plus variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- EVERGREEN VA FOUNDATION FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Foundation Fund of the Evergreen Variable Annuity Trust

- EVERGREEN VA FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Fund of the Evergreen Variable Annuity Trust

- EVERGREEN VA GROWTH AND INCOME FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Growth and Income Fund of the Evergreen Variable Annuity Trust

- EVERGREEN VA GROWTH FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Growth Fund of the Evergreen Variable Annuity Trust

- EVERGREEN VA INTERNATIONAL EQUITY FUND SUB-ACCOUNT (formerly Evergreen VA International Growth Fund Sub-Account) which purchases Class 1 shares of Evergreen VA International Equity Fund of the Evergreen Variable Annuity Trust

- EVERGREEN VA OMEGA FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Omega Fund of the Evergreen Variable Annuity Trust

- EVERGREEN VA SPECIAL EQUITY FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Special Equity Fund of the Evergreen Variable Annuity Trust

- EVERGREEN VA SPECIAL VALUES FUND SUB-ACCOUNT (formerly Evergreen VA Small Cap Value Fund Sub-Account) which purchases Class 1 shares of Evergreen VA Special Values Fund of the Evergreen Variable Annuity Trust

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Bond HLS Fund of Hartford Series Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DISCIPLINED EQUITY HLS FUND SUB-ACCOUNT (formerly Hartford Growth and Income HLS Fund Sub-Account) which purchases Class IB shares of Hartford Disciplined Equity HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD EQUITY INCOME HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Equity Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc. (Closed to Contracts issued on or after May 3, 2004)

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc. (Closed to Contracts issued on or after May 3, 2004)

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc. (Closed to Contracts issued on or after May 3, 2004)

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc. (Closed to Contracts issued on or after May 3, 2004)

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 3, 2004
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 2004

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   5
--------------------------------------------------------------------------------
FEE TABLES                                                                    7
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   11
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 13
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            13
--------------------------------------------------------------------------------
  The Separate Account                                                       13
--------------------------------------------------------------------------------
  The Funds                                                                  13
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              16
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   17
--------------------------------------------------------------------------------
THE CONTRACT                                                                 18
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               18
--------------------------------------------------------------------------------
  Charges and Fees                                                           21
--------------------------------------------------------------------------------
  The Hartford's Principal First                                             24
--------------------------------------------------------------------------------
  Death Benefit                                                              25
--------------------------------------------------------------------------------
  Surrenders                                                                 30
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              31
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     34
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            34
--------------------------------------------------------------------------------
  Legal Matters                                                              35
--------------------------------------------------------------------------------
  More Information                                                           36
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   36
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     41
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           42
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           46
--------------------------------------------------------------------------------
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                   49
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      50
--------------------------------------------------------------------------------

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner, or the Annuitant dies before the Annuity Commencement Date.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      8%
---------------------------------------------------------
    Second Year                                         8%
---------------------------------------------------------
    Third Year                                          8%
---------------------------------------------------------
    Fourth Year                                         8%
---------------------------------------------------------
    Fifth Year                                          7%
---------------------------------------------------------
    Sixth Year                                          6%
---------------------------------------------------------
    Seventh Year                                        5%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
---------------------------------------------------------
    Mortality and Expense Risk Charge                1.45%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.45%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    The Hartford's Principal First Charge            0.50%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            2.30%
---------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.69%      1.48%
--------------------------------------------------------------

8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                               TOTAL ANNUAL
                                                               FUND OPERATING
                                                                EXPENSES
                                         12B-1                   (BEFORE                         TOTAL
                                       DISTRIBUTION            CONTRACTUAL FEE  CONTRACTUAL     ANNUAL
                                        AND/OR                 WAIVERS OR       FEE WAIVERS OR   FUND
                           MANAGEMENT  SERVICING     OTHER       EXPENSE          EXPENSE       OPERATING
                             FEES        FEES        EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
---------------------------------------------------------------------------------------------------------

Evergreen VA Foundation
  Fund -- Class I              0.75%         N/A       0.18%          0.93%             N/A        0.93%
---------------------------------------------------------------------------------------------------------
Evergreen VA Fund --
  Class I (1)                  0.75%         N/A       0.27%          1.02%             N/A        1.02%
---------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund
  -- Class I (1)               0.70%         N/A       0.38%          1.08%             N/A        1.08%
---------------------------------------------------------------------------------------------------------
Evergreen VA Growth and
  Income Fund -- Class I       0.75%         N/A       0.24%          0.99%             N/A        0.99%
---------------------------------------------------------------------------------------------------------
Evergreen VA
  International Equity
  Fund -- Class I (1)          0.66%         N/A       0.46%          1.12%             N/A        1.12%
---------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund
  -- Class I                   0.52%         N/A       0.20%          0.72%             N/A        0.72%
---------------------------------------------------------------------------------------------------------
Evergreen VA Special
  Equity Fund -- Class I
  (1)                          0.92%         N/A       0.26%          1.18%             N/A        1.18%
---------------------------------------------------------------------------------------------------------
Evergreen VA Special
  Values Fund -- Class I
  (1)                          0.87%         N/A       0.27%          1.14%             N/A        1.14%
---------------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund -- Class IB             0.63%        0.25%      0.04%          0.92%             N/A        0.92%
---------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund --
  Class IB                     0.47%        0.25%      0.03%          0.75%             N/A        0.75%
---------------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund
  -- Class IB                  0.64%        0.25%      0.05%          0.94%             N/A        0.94%
---------------------------------------------------------------------------------------------------------
Hartford Disciplined
  Equity HLS Fund --
  Class IB                     0.73%        0.25%      0.05%          1.03%             N/A        1.03%
---------------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund --
  Class IB                     0.65%        0.25%      0.04%          0.94%             N/A        0.94%
---------------------------------------------------------------------------------------------------------
Hartford Equity Income
  HLS Fund -- Class IB         0.83%        0.25%      0.30%          1.38%             N/A        1.38%
---------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund
  -- Class IB                  0.85%        0.25%      0.05%          1.15%             N/A        1.15%
---------------------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund -- Class IB         0.77%        0.25%      0.07%          1.09%             N/A        1.09%
---------------------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS Fund
  -- Class IB                  0.85%        0.25%      0.16%          1.26%             N/A        1.26%
---------------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund --
  Class IB                     0.85%        0.25%      0.13%          1.23%             N/A        1.23%
---------------------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund -- Class IB         0.84%        0.25%      0.05%          1.14%             N/A        1.14%
---------------------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund -- Class IB         0.73%        0.25%      0.07%          1.05%             N/A        1.05%
---------------------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund --
  Class IB                     0.85%        0.25%      0.05%          1.15%             N/A        1.15%
---------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund
  -- Class IB                  0.83%        0.25%      0.05%          1.13%             N/A        1.13%
---------------------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS Fund
  -- Class IB                  0.62%        0.25%      0.02%          0.89%             N/A        0.89%
---------------------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund -- Class IB             0.75%        0.25%      0.03%          1.03%             N/A        1.03%
---------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund
  -- Class IB                  0.40%        0.25%      0.04%          0.69%             N/A        0.69%
---------------------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund -- Class IB         0.85%        0.25%      0.16%          1.26%             N/A        1.26%
---------------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund
  -- Class IB                  0.73%        0.25%      0.10%          1.08%             N/A        1.08%
---------------------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS Fund
  -- Class IB                  0.85%        0.25%      0.38%          1.48%             N/A        1.48%
---------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund
  -- Class IB                  0.68%        0.25%      0.04%          0.97%             N/A        0.97%
---------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund -- Class IB             0.79%        0.25%      0.04%          1.08%             N/A        1.08%
---------------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund -- Class IB             0.45%        0.25%      0.04%          0.74%             N/A        0.74%
---------------------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund --
  Class IB                     0.45%        0.25%      0.04%          0.74%             N/A        0.74%
---------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund -- Class IB         0.64%        0.25%      0.02%          0.91%             N/A        0.91%
---------------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund -- Class IB         0.72%        0.25%      0.04%          1.01%             N/A        1.01%
---------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund
  -- Class IB                  0.46%        0.25%      0.03%          0.74%             N/A        0.74%
---------------------------------------------------------------------------------------------------------

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               TOTAL ANNUAL
                                                               FUND OPERATING
                                                                EXPENSES
                                         12B-1                   (BEFORE                         TOTAL
                                       DISTRIBUTION            CONTRACTUAL FEE  CONTRACTUAL     ANNUAL
                                        AND/OR                 WAIVERS OR       FEE WAIVERS OR   FUND
                           MANAGEMENT  SERVICING     OTHER       EXPENSE          EXPENSE       OPERATING
                             FEES        FEES        EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
---------------------------------------------------------------------------------------------------------

Hartford U.S. Government
  Securities HLS Fund --
  Class IB                     0.45%        0.25%      0.02%          0.72%             N/A        0.72%
---------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund
  -- Class IB                  0.83%        0.25%      0.04%          1.12%             N/A        1.12%
---------------------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS Fund
  -- Class IB                  0.68%        0.25%      0.03%          0.96%             N/A        0.96%
---------------------------------------------------------------------------------------------------------

(1) From time to time, the Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment adviser may cease these waivers or reimbursements at any time. Including current voluntary fee waivers, "Total Annual Fund Operating Expenses" were 1.00% for the Evergreen VA Fund; 1.00% for the Evergreen VA Growth Fund; 1.07% for the Evergreen VA International Equity Fund; 1.03% for the Evergreen VA Special Equity Fund; and 1.00% for the Evergreen VA Special Values Fund.

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                              $1,153
----------------------------------------------------------
3 years                                             $1,973
----------------------------------------------------------
5 years                                             $2,712
----------------------------------------------------------
10 years                                            $4,143
----------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                              $  387
----------------------------------------------------------
3 years                                             $1,190
----------------------------------------------------------
5 years                                             $2,010
----------------------------------------------------------
10 years                                            $4,135
----------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                              $  395
----------------------------------------------------------
3 years                                             $1,198
----------------------------------------------------------
5 years                                             $2,018
----------------------------------------------------------
10 years                                            $4,143
----------------------------------------------------------

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       8%
----------------------------------------------
         2                       8%
----------------------------------------------
         3                       8%
----------------------------------------------
         4                       8%
----------------------------------------------
         5                       7%
----------------------------------------------
         6                       6%
----------------------------------------------
         7                       5%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X  Premium Payments that have been in your Contract for more than seven years

X  Payment Enhancements or earnings

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is deducted daily and is equal to an annual charge of 1.45% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the underlying Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectus accompanying this prospectus.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Option, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- Your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- Your Interest Accumulation Value from the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washingtonor New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING    BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            7/17/03        A+  Financial strength
---------------------------------------------------------------------------------
 Standard & Poor's                       12/01/03       AA-  Financial strength
---------------------------------------------------------------------------------
 Fitch                                    1/09/04       AA   Financial strength
---------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Growth Fund, Evergreen VA Growth and Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Equity Fund, and Evergreen VA Special Values Fund are series of Evergreen Variable Annuity

14
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Trust, a Delaware statutory trust. Evergreen Investment Management Company, LLC is the investment adviser and is located at 200 Berkeley Street, Boston, MA 02116-5034.

The shares of each Evergreen VA Fund have been divided into Class 1 and Class 2. Only Class 1 shares are available in this Contract.

The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Fortis Growth Stock Series, Fortis Aggressive Growth Series, Fortis U.S. Government Securities Series, and Fortis Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IB shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

EVERGREEN VA FOUNDATION FUND -- Seeks capital growth and current income.

EVERGREEN VA FUND -- Seeks long-term capital growth.

EVERGREEN VA GROWTH AND INCOME FUND -- Seeks capital growth in the value of its shares and current income.

EVERGREEN VA GROWTH FUND -- Seeks to provide long-term capital growth through investment in common stock of small to mid-sized companies (i.e., companies whose market capitalization fall within the range tracked by the Russell 2000-Registered Trademark- Growth Index, at the time of purchase).

EVERGREEN VA INTERNATIONAL EQUITY FUND (formerly Evergreen VA International Growth Fund) -- Seeks long-term capital growth and secondarily, modest income. The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets; and may purchase securities across all market capitalizations.

EVERGREEN VA OMEGA FUND -- Seeks long-term capital growth through investment in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations.

EVERGREEN VA SPECIAL EQUITY FUND -- Seeks capital growth through investment in common stocks of small U.S. companies (i.e., companies whose market capitalization fall within the range tracked by the Russell-Registered Trademark- 2000 Index, at the time of purchase).

EVERGREEN VA SPECIAL VALUES FUND (formerly Evergreen VA Small Cap Value Fund) -- Seeks capital growth in the value of its shares.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by Hartford Investment Management Company.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DISCIPLINED EQUITY HLS FUND (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD EQUITY INCOME HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

                                                                              15
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND (Closed to Contracts issued on or after May 3, 2004) -- Seek long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND (Closed to Contracts issued on or after May 3, 2004) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND (Closed to Contracts issued on or after May 3,
2004) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND (Closed to Contracts issued on or after
May 3, 2004) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by Hartford Investment Management Company.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term growth of capital. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. Sub-advised by Hartford Investment Management Company.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted.

16
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                                                                              17
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

IF YOU SIGNED THE APPLICATION FOR YOUR CONTRACT ON OR AFTER DECEMBER 12, 2002, OR IF YOUR CONTRACT WAS ISSUED ON OR AFTER DECEMBER 12, 2002, YOU CANNOT ALLOCATE ANY PREMIUM PAYMENTS OR TRANSFER ANY CONTRACT VALUE TO THE FIXED ACCUMULATION FEATURE UNTIL FURTHER NOTICE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, musts meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions,

18
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with total Premium Payments made to this Contract and any other Contract we issue to you or your Annuitant. In Maryland, Massachusetts, Oregon and Alabama, Premium Payments may only be made during the first Contract Year.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the

                                                                              19
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

X 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

X 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will not recapture Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract. Hartford will take back the Payment Enhancements credited to your Contract Value if you elect to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore,

20
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge and any other applicable charges, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify

                                                                              21
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

22
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       8%
----------------------------------------------
         2                       8%
----------------------------------------------
         3                       8%
----------------------------------------------
         4                       8%
----------------------------------------------
         5                       7%
----------------------------------------------
         6                       6%
----------------------------------------------
         7                       5%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments, or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.

If you purchase your Contract in Oregon the percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       8%
----------------------------------------------
         2                       8%
----------------------------------------------
         3                       8%
----------------------------------------------
         4                       7%
----------------------------------------------
         5                       6%
----------------------------------------------
         6                       5%
----------------------------------------------
         7                       4%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued,
  (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales

                                                                              23
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
  Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years, then from the Payment Enhancements credited for more than seven years, then from Premium Payments invested for less than seven years and then from the Payment Enhancements credited for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.45% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

24
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this prospectus.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION DEATH BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment, not including Payment Enhancements, is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to

                                                                              25
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
  recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

- The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner or the Annuitant dies before we begin to make annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

26
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract any Payment Enhancements and proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York,. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York,. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment

                                                                              27
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
  Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

28
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

                                                                              29
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                     THEN THE . . .
----------------------------------------------------------------------------------------------
Contract Owner                  The Annuitant is living         Designated Beneficiary becomes
                                                                the Contract Owner.
----------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    Contract Owner receives a
                                                                payout at death, if any.
----------------------------------------------------------------------------------------------
Annuitant                       The Annuitant is also the       Designated Beneficiary
                                Contract Owner                  receives a payout at death, if
                                                                any.
----------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

30
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

                                                                              31
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship, unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after

32
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for variable dollar amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option

                                                                              33
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
  with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity

34
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a program will not affect Contract Owners currently enrolled in the program.

INVESTEASE-Registered Trademark- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semi-annual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant

                                                                              35
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are Registered Representatives of broker-dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 million after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O.Box 2999, Hartford, Connecticut 06104-2999.

36
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to qualified or non-qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We

                                                                              37
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the

38
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

                                                                              39
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the contract owner is considered to be the owner of the assets for tax purposes, the contract owner will be subject to income tax on annual increases in cash value.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Services issued two revenue rulings addressed to investor control. Revenue Ruling 2003-91 generally follows earlier rulings that say that the contract owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the contract owner to be treated as the owner of these investments.

Despite the release of these rulings, there continues to be some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract

40
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

                                                                              41
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

42
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $41,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or

                                                                              43
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions, if any, bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

44
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

Certain other exceptions also are available.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. The death benefit under your Contract may affect the amount of the required distribution that must be taken from your Contract. Please consult with your tax or legal adviser with any questions regarding these new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

                                                                              45
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible retirement plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After-tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after-tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
 $  9,722   to be deducted from the Interest Accumulation Value equals
 --------
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
 $ 11,413   to be deducted from the Interest Accumulation Value equals
 --------
 $ 93,587   the New Interest Accumulation Value

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract Anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$6,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($0)

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0)

- minus any Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

- On your fifth Contract Anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$14,000 which is greater than zero, so there is a $14,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($14,000),

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $34,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($14,000),

- minus any Payment Enhancements ($4,000).

Which equals $86,000. The cap is 200% of $86,000 which is $172,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $34,000 or $13,600 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $133,600.

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

50
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all classes of Accumulation Unit Values corresponding to all combinations of optional benefits.

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
EVERGREEN VA FOUNDATION FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.768  $      0.805  $      0.957  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.876  $      0.768  $      0.805  $  0.957
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           504         1,253           323        33
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.765  $      0.802  $      0.956  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.871  $      0.765  $      0.802  $  0.956
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           235           266           155       140
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.765  $      0.803            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.871  $      0.765            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.762  $      0.733            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.866  $      0.762            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            51             6            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.762  $      0.800            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.866  $      0.762            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            51             6            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.764  $      0.735            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.867  $      0.764            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           233            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.761  $      0.733            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.864  $      0.761            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.761  $      0.733            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.862  $      0.761            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)             6            --            --        --
--------------------------------------------------------------------------------------

                                                                              51
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
EVERGREEN VA FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.515  $      0.616            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.647  $      0.515            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           316           284            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.513  $      0.615            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.644  $      0.513            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            18            19            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.879  $      1.053            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.102  $      0.879            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.878  $      0.836            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.099  $      0.878            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)             5            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.878  $      1.053            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.099  $      0.878            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)             5            --            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.513  $      0.489            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.641  $      0.513            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)             8            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.878  $      0.836            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.096  $      0.878            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.877  $      0.836            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.094  $      0.877            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------

52
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
EVERGREEN VA GROWTH AND INCOME
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.967            --            --        --(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.014            --            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.962            --            --        --(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.008            --            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.962            --            --        --(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.008            --            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.956            --            --        --(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.002            --            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.956            --            --        --(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.002            --            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.957            --            --        --(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.003            --            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.954            --            --        --(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.999            --            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.952            --            --        --(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.997            --            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------

                                                                              53
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.584  $      0.811  $      0.882  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.800  $      0.584  $      0.811  $  0.882
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,091         1,141         1,198       269
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.582  $      0.809  $      0.880  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.796  $      0.582  $      0.809  $  0.880
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           283           129            44        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.582  $      0.809  $      0.899        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.796  $      0.582  $      0.809        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            10            10            10        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.579  $      0.539            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.791  $      0.579            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           532            56            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.579  $      0.807  $      0.898        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.791  $      0.579  $      0.807        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           532            56            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.581  $      0.541            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.792  $      0.581            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           429            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.579  $      0.539            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.789  $      0.579            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.579  $      0.539            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.787  $      0.579            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------

54
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL
  EQUITY FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.585  $      0.663  $      0.822  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.757  $      0.585  $      0.663  $  0.822
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           659           552           524       308
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.583  $      0.661  $      0.821  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.753  $      0.583  $      0.661  $  0.821
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           629           795           662       524
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.583  $      0.662  $      0.818        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.753  $      0.583  $      0.662        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            73           101            84        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.580  $      0.608            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.749  $      0.580            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           266            66            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.580  $      0.660  $      0.817        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.749  $      0.580  $      0.660        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           266            66            47        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.582  $      0.609            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.749  $      0.582            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           103            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.580  $      0.608            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.747  $      0.580            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.580  $      0.608            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.745  $      0.580            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            34            --            --        --
--------------------------------------------------------------------------------------

                                                                              55
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.423  $      0.575  $      0.685  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.584  $      0.423  $      0.575  $  0.685
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         3,101         3,035         3,208     1,576
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.421  $      0.573  $      0.684  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.580  $      0.421  $      0.573  $  0.684
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,170         1,010           721       248
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.421  $      0.574  $      0.700        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.580  $      0.421  $      0.574        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            24            24           253        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.419  $      0.396            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.577  $      0.419            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           806           174            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.419  $      0.572  $      0.699        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.577  $      0.419  $      0.572        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           806           174           106        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.420  $      0.397            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.577  $      0.420            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           141            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.419  $      0.395            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.575  $      0.419            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.419  $      0.395            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.574  $      0.419            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------

56
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL EQUITY
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.507  $      0.706  $      0.779  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.759  $      0.507  $      0.706  $  0.779
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           224           170           167        93
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.504  $      0.704  $      0.778  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.754  $      0.504  $      0.704  $  0.778
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           112             9             5        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.505  $      0.705  $      0.777        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.754  $      0.505  $      0.705        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.503  $      0.481            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.750  $      0.503            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           620            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.503  $      0.703  $      0.776        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.750  $      0.503  $      0.703        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           620            --            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.504  $      0.482            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.751  $      0.504            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           652            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.502  $      0.481            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.748  $      0.502            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.502  $      0.481            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.746  $      0.502            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------

                                                                              57
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      1.070  $      1.351            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.366  $      1.070            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           153            62            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.067  $      1.348            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.360  $      1.067            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           659           391            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.831  $      1.050            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.059  $      0.831            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.830  $      0.816            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.056  $      0.830            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           353            97            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.830  $      1.050            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.056  $      0.830            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           353            97            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.065  $      1.048            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.353  $      1.065            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            47            22            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.830  $      0.816            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.053  $      0.830            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           174           108            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.829  $      0.816            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.051  $      0.829            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            14            13            --        --
--------------------------------------------------------------------------------------

58
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.801  $      0.945  $      1.007  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.933  $      0.801  $      0.945  $  1.007
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        59,210        72,930        54,471    17,283
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.798  $      0.942  $      1.006  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.928  $      0.798  $      0.942  $  1.006
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         5,081         7,644         6,575     1,505
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.798  $      0.943  $      1.020        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.928  $      0.798  $      0.943        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         5,138         7,031         5,621        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.795  $      0.764            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.923  $      0.795            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        55,372        17,994            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.795  $      0.941  $      1.018        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.923  $      0.795  $      0.941        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        55,372        17,994         2,085        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.794  $      0.764            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.921  $      0.794            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,108         1,221            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.794  $      0.764            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.920  $      0.794            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,485           586            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.794  $      0.764            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.918  $      0.794            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,790           368            --        --
--------------------------------------------------------------------------------------

                                                                              59
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      1.262  $      1.166  $      1.091  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.339  $      1.262  $      1.166  $  1.091
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        20,120        26,330        12,849     1,197
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.257  $      1.163  $      1.089  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.331  $      1.257  $      1.163  $  1.089
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,745         3,418         2,576       170
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.258  $      1.164  $      1.106        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.331  $      1.258  $      1.164        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,458         1,943         1,026        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.252  $      1.186            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.323  $      1.252            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        22,084         7,260            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.252  $      1.161  $      1.104        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.323  $      1.252  $      1.161        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        22,084         7,260         1,427        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.251  $      1.186            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.320  $      1.251            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,035           532            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.251  $      1.186            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.319  $      1.251            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           432           207            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      1.250  $      1.186            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.317  $      1.250            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,592           212            --        --
--------------------------------------------------------------------------------------

60
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.688  $      0.872  $      0.952  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.964  $      0.688  $      0.872  $  0.952
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        66,889        80,066        59,733    18,923
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.686  $      0.870  $      0.951  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.958  $      0.686  $      0.870  $  0.951
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         7,539         9,721         7,697     2,125
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.686  $      0.870  $      1.004        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.958  $      0.686  $      0.870        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         7,784         8,629         6,153        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.683  $      0.616            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.953  $      0.683            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        72,399        22,224            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.683  $      0.868  $      1.002        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.953  $      0.683  $      0.868        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        72,399        22,224         2,884        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.683  $      0.616            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.951  $      0.683            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,601         1,439            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.682  $      0.616            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.950  $      0.682            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,903           746            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.682  $      0.616            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.948  $      0.682            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,051           473            --        --
--------------------------------------------------------------------------------------

                                                                              61
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.646  $      0.872  $      0.964  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.818  $      0.646  $      0.872  $  0.964
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         9,371         9,068         6,850     2,378
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.643  $      0.870  $      0.962  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.813  $      0.643  $      0.870  $  0.962
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           837           704           629       300
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.643  $      0.870  $      1.011        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.813  $      0.643  $      0.870        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           551           641           521        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.641  $      0.608            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.809  $      0.641            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         9,181         2,713            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.641  $      0.868  $      1.010        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.809  $      0.641  $      0.868        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         9,181         2,713           535        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.640  $      0.608            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.807  $      0.640            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           677           165            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.640  $      0.608            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.806  $      0.640            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           189            43            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.640  $      0.608            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.805  $      0.640            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           287            54            --        --
--------------------------------------------------------------------------------------

62
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.950  $      1.126  $      1.193  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.184  $      0.950  $      1.126  $  1.193
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        26,639        32,223        15,964     2,288
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.946  $      1.123  $      1.192  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.178  $      0.946  $      1.123  $  1.192
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,758         3,558         2,100       248
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.946  $      1.124  $      1.167        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.177  $      0.946  $      1.124        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,980         3,502         2,198        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.942  $      0.899            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.171  $      0.942            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        37,619        11,829            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.942  $      1.121  $      1.165        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.171  $      0.942  $      1.121        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        37,619        11,829         1,081        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.942  $      0.899            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.168  $      0.942            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,383         1,333            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.942  $      0.899            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.167  $      0.942            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,139           423            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.941  $      0.899            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.165  $      0.941            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           731           237            --        --
--------------------------------------------------------------------------------------

                                                                              63
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      1.000            --            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.073            --            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            12            --            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.000            --            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.073            --            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            10            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.000            --            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.073            --            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.000            --            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.073            --            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            50            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.000            --            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.073            --            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            50            --            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.000            --            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.072            --            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.000            --            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.072            --            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      1.000            --            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.072            --            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------

64
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.762  $      1.028  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.962  $      0.762  $      1.028        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,171         1,789           792        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.760  $      1.027  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.958  $      0.760  $      1.027        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            69           109            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.760  $      1.027  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.957  $      0.760  $      1.027        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           129           455           392        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.758  $      0.695            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.953  $      0.758            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,113           592            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.758  $      1.026  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.953  $      0.758  $      1.026        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,113           592            84        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.757  $      0.695            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.951  $      0.757            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           139            28            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.757  $      0.695            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.950  $      0.757            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            74            29            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.757  $      0.695            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.948  $      0.757            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           196            48            --        --
--------------------------------------------------------------------------------------

                                                                              65
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.742  $      0.828  $      0.898  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.892  $      0.742  $      0.828  $  0.898
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,534         2,195         1,889     1,172
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.739  $      0.826  $      0.897  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.887  $      0.739  $      0.826  $  0.897
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           262           281           154       107
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.739  $      0.827  $      0.898        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.886  $      0.739  $      0.827        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           114           105           138        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.736  $      0.720            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.881  $      0.736            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,121           536            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.736  $      0.825  $      0.897        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.881  $      0.736  $      0.825        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,121           536            89        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.735  $      0.720            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.880  $      0.735            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           314            52            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.735  $      0.720            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.879  $      0.735            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            98           115            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.735  $      0.720            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.877  $      0.735            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            83             7            --        --
--------------------------------------------------------------------------------------

66
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.492  $      0.709  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.776  $      0.492  $      0.709        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           447           410           163        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.491  $      0.708  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.773  $      0.491  $      0.708        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --             3        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.491  $      0.708  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.772  $      0.491  $      0.708        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            48            28            29        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.489  $      0.395            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.769  $      0.489            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           845           131            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.489  $      0.707  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.769  $      0.489  $      0.707        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           845           131            17        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.489  $      0.395            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.767  $      0.489            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.489  $      0.395            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.767  $      0.489            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.489  $      0.395            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.765  $      0.489            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            81            44            --        --
--------------------------------------------------------------------------------------

                                                                              67
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL
  SERVICES HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.757  $      0.949  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.970  $      0.757  $      0.949        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           826           619           223        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.756  $      0.948  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.966  $      0.756  $      0.948        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            28            31            17        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.755  $      0.948  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.965  $      0.755  $      0.948        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            78           172           131        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.753  $      0.753            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.961  $      0.753            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,220           257            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.753  $      0.947  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.961  $      0.753  $      0.947        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,220           257            20        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.753  $      0.753            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.959  $      0.753            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)             4            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.752  $      0.752            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.958  $      0.752            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)             2            --            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.752  $      0.752            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.956  $      0.752            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            62            22            --        --
--------------------------------------------------------------------------------------

68
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      1.201  $      1.472  $      1.466  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.563  $      1.201  $      1.472  $  1.466
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,552         3,030         2,420       908
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.197  $      1.468  $      1.464  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.554  $      1.197  $      1.468  $  1.464
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           426           474           428       139
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.197  $      1.469  $      1.383        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.554  $      1.197  $      1.469        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           418           301           256        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.192  $      1.122            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.545  $      1.192            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,996           828            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.192  $      1.465  $      1.382        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.545  $      1.192  $      1.465        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,996           828           223        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.191  $      1.122            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.542  $      1.191            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           149            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.191  $      1.122            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.541  $      1.191            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            28             1            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      1.190  $      1.121            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.538  $      1.190            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            77            12            --        --
--------------------------------------------------------------------------------------

                                                                              69
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.534  $      0.675  $      0.822  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.712  $      0.534  $      0.675  $  0.822
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         7,563         9,391         8,399     4,264
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.532  $      0.673  $      0.821  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.708  $      0.532  $      0.673  $  0.821
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,156         2,280         1,509       699
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.532  $      0.673  $      0.813        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.707  $      0.532  $      0.673        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           778         1,066           941        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.530  $      0.517            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.703  $      0.530            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         9,133         2,453            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.530  $      0.671  $      0.812        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.703  $      0.530  $      0.671        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         9,133         2,453           873        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.529  $      0.517            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.702  $      0.529            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           190            70            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.529  $      0.517            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.701  $      0.529            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           358           176            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.529  $      0.517            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.700  $      0.529            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           183             9            --        --
--------------------------------------------------------------------------------------

70
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.284  $      0.470  $      0.620  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.451  $      0.284  $      0.470  $  0.620
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         4,193         4,076         3,429     1,440
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.283  $      0.469  $      0.619  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.449  $      0.283  $      0.469  $  0.619
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           778           852           832       246
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.283  $      0.470  $      0.727        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.449  $      0.283  $      0.470        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           408           387           380        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.282  $      0.255            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.446  $      0.282            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         4,704         1,235            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.282  $      0.468  $      0.726        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.446  $      0.282  $      0.468        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         4,704         1,235           532        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.282  $      0.255            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.445  $      0.282            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           500            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.282  $      0.255            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.445  $      0.282            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)             6             3            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.282  $      0.255            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.444  $      0.282            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           172            25            --        --
--------------------------------------------------------------------------------------

                                                                              71
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.856  $      0.976            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.118  $      0.856            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,039           503            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.855  $      1.000            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.115  $      0.855            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            61            30            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.855  $      1.000            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.114  $      0.855            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           211            55            --        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.854  $      0.767            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.111  $      0.854            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         8,904           996            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.854  $      1.000            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.111  $      0.854            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         8,904           996            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.853  $      0.767            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.109  $      0.853            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           209            12            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.853  $      0.767            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.108  $      0.853            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            10            --            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.853  $      0.767            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.106  $      0.853            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           509           159            --        --
--------------------------------------------------------------------------------------

72
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.766  $      0.986            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.083  $      0.766            --        --(b)
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,090           193            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.765  $      0.986            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.080  $      0.765            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           119            26            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.765  $      0.986            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.079  $      0.765            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.764  $      0.716            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.077  $      0.764            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         5,248           541            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.764  $      0.986            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.077  $      0.764            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         5,248           541            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.764  $      0.715            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.074  $      0.764            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            94            21            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.764  $      0.715            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.074  $      0.764            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           198           114            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.763  $      0.715            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.071  $      0.763            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           130            39            --        --
--------------------------------------------------------------------------------------

                                                                              73
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.932  $      1.018  $      1.008  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.129  $      0.932  $      1.018  $  1.008
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         8,414         6,199         3,538       508
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.928  $      1.016  $      1.006  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.122  $      0.928  $      1.016  $  1.006
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           869           676           375        13
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.929  $      1.017  $      1.064        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.122  $      0.929  $      1.017        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           542           430           480        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.925  $      0.881            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.116  $      0.925            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        11,386         2,201            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.925  $      1.014  $      1.063        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.116  $      0.925  $      1.014        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        11,386         2,201           359        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.924  $      0.881            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.114  $      0.924            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           762           133            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.924  $      0.881            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.113  $      0.924            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           203           127            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.923  $      0.881            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.110  $      0.923            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           281            95            --        --
--------------------------------------------------------------------------------------

74
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.619  $      0.812  $      0.942  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.780  $      0.619  $      0.812  $  0.942
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        13,018        12,975         9,109     3,465
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.617  $      0.810  $      0.941  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.776  $      0.617  $      0.810  $  0.941
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,235         1,473         1,353       731
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.617  $      0.811  $      0.972        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.776  $      0.617  $      0.811        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,141         1,398           846        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.614  $      0.584            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.771  $      0.614            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        10,519         5,380            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.614  $      0.809  $      0.971        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.771  $      0.614  $      0.809        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        10,519         5,380           426        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.614  $      0.584            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.770  $      0.614            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           239           114            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.614  $      0.584            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.769  $      0.614            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            95             1            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.614  $      0.584            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.768  $      0.614            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            95            45            --        --
--------------------------------------------------------------------------------------

                                                                              75
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.694  $      0.852  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.030  $      0.694  $      0.852        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,429           963           387        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.692  $      0.851  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.026  $      0.692  $      0.851        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           105            96            10        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.692  $      0.851  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.025  $      0.692  $      0.851        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           161           153            40        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.690  $      0.705            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.021  $      0.690            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         3,943           748            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.690  $      0.850  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.021  $      0.690  $      0.850        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         3,943           748            54        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.689  $      0.705            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.018  $      0.689            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           215            10            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.689  $      0.705            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.018  $      0.689            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           361           231            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.689  $      0.705            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.016  $      0.689            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           160            14            --        --
--------------------------------------------------------------------------------------

76
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.510  $      0.632  $      0.791  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.667  $      0.510  $      0.632  $  0.791
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         3,627         3,788         2,788     1,718
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.508  $      0.630  $      0.790  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.664  $      0.508  $      0.630  $  0.790
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           592           646           613       318
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.508  $      0.631  $      0.785        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.664  $      0.508  $      0.631        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           542           584           200        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.506  $      0.515            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.660  $      0.506            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         3,163         1,295            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.506  $      0.629  $      0.784        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.660  $      0.506  $      0.629        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         3,163         1,295           148        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.506  $      0.515            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.658  $      0.506            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           118            70            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.506  $      0.515            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.658  $      0.506            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            --            --            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.505  $      0.515            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.657  $      0.505            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            52            20            --        --
--------------------------------------------------------------------------------------

                                                                              77
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.868  $      0.930  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.312  $      0.868  $      0.930        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           770           478            33        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.866  $      0.929  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.306  $      0.866  $      0.929        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            44            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.865  $      0.928  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.305  $      0.865  $      0.928        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            26            --            --        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.863  $      0.903            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.299  $      0.863            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,019           209            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.863  $      0.927  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.299  $      0.863  $      0.927        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,019           209             3        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.862  $      0.903            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.297  $      0.862            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            36            19            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.862  $      0.903            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.296  $      0.862            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            12            13            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.861  $      0.903            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.293  $      0.861            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            36            12            --        --
--------------------------------------------------------------------------------------

78
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.816  $      0.967  $      1.020  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.104  $      0.816  $      0.967  $  1.020
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        12,236        14,807        19,363     9,591
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.813  $      0.965  $      1.019  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.098  $      0.813  $      0.965  $  1.019
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,662         1,902         2,443     1,138
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.813  $      0.966  $      1.031        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.098  $      0.813  $      0.966        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           962         1,259         1,588        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.809  $      0.763            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.092  $      0.809            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,390           972            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.809  $      0.963  $      1.029        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.092  $      0.809  $      0.963        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,390           972           952        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.809  $      0.763            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.089  $      0.809            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            24            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.809  $      0.763            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.089  $      0.809            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            32            22            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.808  $      0.763            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.086  $      0.808            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            53            --            --        --
--------------------------------------------------------------------------------------

                                                                              79
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.846  $      0.989  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.192  $      0.846  $      0.989        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        13,501        10,716         3,237        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.844  $      0.988  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.187  $      0.844  $      0.988        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,137           986            83        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.843  $      0.988  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.185  $      0.843  $      0.988        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,150         1,025           178        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.841  $      0.817            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.181  $      0.841            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        19,493         3,867            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.841  $      0.987  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.181  $      0.841  $      0.987        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        19,493         3,867           178        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.841  $      0.817            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.178  $      0.841            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           855           203            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.840  $      0.817            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.177  $      0.840            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           481           163            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.840  $      0.817            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.175  $      0.840            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           584            41            --        --
--------------------------------------------------------------------------------------

80
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      1.057  $      1.060  $      1.037  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.047  $      1.057  $      1.060  $  1.037
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        13,559        25,240        18,761     3,310
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.053  $      1.057  $      1.036  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.041  $      1.053  $      1.057  $  1.036
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           903         3,550         3,371     1,356
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.053  $      1.058  $      1.040        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.041  $      1.053  $      1.058        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,421         2,589         1,049        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.049  $      1.052            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.035  $      1.049            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         9,562         5,325            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.049  $      1.055  $      1.039        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.035  $      1.049  $      1.055        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         9,562         5,325         1,351        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.048  $      1.052            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.033  $      1.048            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           481           214            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.048  $      1.052            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.032  $      1.048            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           302            10            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      1.047  $      1.052            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.030  $      1.047            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           581           278            --        --
--------------------------------------------------------------------------------------

                                                                              81
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      1.217  $      1.144  $      1.082  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.224  $      1.217  $      1.144  $  1.082
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         7,923        12,981         3,970       333
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.212  $      1.141  $      1.081  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.217  $      1.212  $      1.141  $  1.081
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           561         1,079           661         5
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.212  $      1.142  $      1.091        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.217  $      1.212  $      1.142        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           208           211            38        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.207  $      1.191            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.210  $      1.207            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         7,579         2,992            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.207  $      1.139  $      1.089        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.210  $      1.207  $      1.139        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         7,579         2,992           332        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.206  $      1.191            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.207  $      1.206            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           236            57            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.206  $      1.191            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.206  $      1.206            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            69            12            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      1.205  $      1.191            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.204  $      1.205            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           163           108            --        --
--------------------------------------------------------------------------------------

82
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.731  $      0.932            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.078  $      0.731            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         3,085           546            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.730  $      0.932            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.075  $      0.730            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           164            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.730  $      0.932            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.074  $      0.730            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            81             9            --        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.729  $      0.674            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.072  $      0.729            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         6,237         1,037            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.729  $      0.932            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.072  $      0.729            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         6,237         1,037            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.728  $      0.673            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.069  $      0.728            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           255            67            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.728  $      0.673            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.069  $      0.728            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           264           143            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.728  $      0.673            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.066  $      0.728            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           139            49            --        --
--------------------------------------------------------------------------------------

                                                                              83
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.411  $      0.600  $      0.716  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.630  $      0.411  $      0.600  $  0.716
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        12,608        14,586        10,611     5,429
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.410  $      0.598  $      0.716  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.627  $      0.410  $      0.598  $  0.716
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,479         2,190         1,512       602
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.410  $      0.599  $      0.688        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.627  $      0.410  $      0.599        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,429         1,320           765        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.408  $      0.399            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.623  $      0.408            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        12,015         3,370            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.408  $      0.597  $      0.687        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.623  $      0.408  $      0.597        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        12,015         3,370           974        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.408  $      0.399            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.622  $      0.408            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           606           212            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.408  $      0.399            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.621  $      0.408            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           169           208            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.407  $      0.399            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.620  $      0.407            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           164           100            --        --
--------------------------------------------------------------------------------------

84
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.621  $      0.833  $      0.965  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.772  $      0.621  $      0.833  $  0.965
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        35,150        44,390        40,157    16,394
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.618  $      0.831  $      0.964  $  1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.768  $      0.618  $      0.831  $  0.964
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         3,926         4,710         4,482     1,599
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.618  $      0.832  $      0.983        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.767  $      0.618  $      0.832        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         4,576         5,273         3,868        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.616  $      0.583            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.763  $      0.616            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        24,309        10,209            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.616  $      0.830  $      0.981        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.763  $      0.616  $      0.830        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        24,309        10,209         2,184        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.615  $      0.583            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.761  $      0.615            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           880           318            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.615  $      0.583            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.761  $      0.615            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           740           218            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.615  $      0.583            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.759  $      0.615            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           557           300            --        --
--------------------------------------------------------------------------------------

                                                                              85
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
  SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      1.069  $      1.007            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.074  $      1.069            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        15,668        10,231            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.068  $      1.007            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.071  $      1.068            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           592           600            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.068  $      1.007            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.070  $      1.068            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           521           756            --        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.067  $      1.042            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.068  $      1.067            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        29,237         6,193            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      1.067  $      1.007            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.068  $      1.067            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        29,237         6,193            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.066  $      1.042            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.065  $      1.066            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         1,284           401            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      1.066  $      1.042            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.065  $      1.066            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           769           723            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      1.065  $      1.042            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.062  $      1.065            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           788           300            --        --
--------------------------------------------------------------------------------------

86
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.759  $      0.998  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.960  $      0.759  $      0.998        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         6,626         4,127           918        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.757  $      0.997  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.956  $      0.757  $      0.997        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           245           164            19        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.756  $      0.996  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.955  $      0.756  $      0.996        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           407           237           163        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.755  $      0.746            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.951  $      0.755            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         7,298         1,463            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.755  $      0.995  $      1.000        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.951  $      0.755  $      0.995        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         7,298         1,463            91        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.754  $      0.746            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.949  $      0.754            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           367            88            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.754  $      0.746            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.948  $      0.754            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            56            --            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.753  $      0.746            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      0.946  $      0.753            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           471            58            --        --
--------------------------------------------------------------------------------------

                                                                              87
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                                ------------------------------------------------------
SUB-ACCOUNT                         2003          2002          2001        2000
--------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.795  $      0.975            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.109  $      0.795            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           775            56            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.794  $      0.975            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.106  $      0.794            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            53            26            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.794  $      0.975            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.105  $      0.794            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)             8            --            --        --
--------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.793  $      0.737            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.102  $      0.793            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,892           310            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at
      beginning of period       $      0.793  $      0.975            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.102  $      0.793            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         2,892           310            --        --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.792  $      0.737            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.100  $      0.792            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           138            --            --        --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at
      beginning of period       $      0.792  $      0.737            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.099  $      0.792            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)            44            29            --        --
--------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $      0.792  $      0.737            --        --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $      1.097  $      0.792            --        --
--------------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           107            42            --        --
--------------------------------------------------------------------------------------

(a) Inception date December 5, 2003.

(b) Inception date November 3, 2003.

To obtain a Statement of Additional Information for Series I and Series IR of The Director Select Plus variable annuity, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code